Derivative Financial Instruments, Outstanding Forward Contracts By Currency (Details) - Foreign Currency Forward Contracts [Member] $ in Millions	Dec. 31, 2017 USD ($)
Derivative [Line Items]
Notional amount	$ 307
U.S. Dollar [Member]
Derivative [Line Items]
Notional amount	108
Canadian Dollar [Member]
Derivative [Line Items]
Notional amount	100
Euro [Member]
Derivative [Line Items]
Notional amount	84
British Pound [Member]
Derivative [Line Items]
Notional amount	$ 15